Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Line Items]
Development area, percentage	16.00%
Carryforward losses	$ 205,100
Tax Year 2017 [Member]
Taxes on Income [Line Items]
Development area, percentage	7.50%
Israel [Member]
Taxes on Income [Line Items]
Corporate tax rate, percentage	23.00%	23.00%	23.00%